Debt Obligations (Narratives) (Details 1) (USD $)		9 Months Ended
	Feb. 23, 2012	Sep. 30, 2012 [FivePointFivePercentFixedRateDueTwoThousandAndSixteenMember] [ConvertibleDebtMember]	Sep. 30, 2012 [TwelvePercentFixedRateDueTwoThousandAndFourteenMember] [SubordinatedDebtMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 135,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.50%
Debt Instrument, Convertible, Conversion Ratio		54.019
Debt Instrument, Convertible, Conversion Price		$ 18.51
Debt Instrument Conversion Denomination		$ 1,000
Debt Instrument, Interest Rate, Effective Percentage	12.954%		10.00%
Debt Instrument Interest Rate Increase			2